Benefit Plans	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Benefit Plans
Benefit Plans

Defined Benefit Retirement Plans

BB&T provides defined benefit retirement plans qualified under the IRC that covers most employees. Benefits are based on years of service, age at retirement and the employee's compensation during the five highest consecutive years of earnings within the last ten years of employment.

In addition, supplemental retirement benefits are provided to certain key officers under supplemental defined benefit executive retirement plans, which are not qualified under the IRC. Although technically unfunded plans, Rabbi Trusts and insurance policies on the lives of certain of the covered employees are available to finance future benefits.

The following actuarial assumptions were used to determine net periodic pension costs for the qualified pension plans:

	December 31,
	2016	2015	2014
Weighted average assumed discount rate	4.68%	4.27%	5.10%
Weighted average expected long-term rate of return on plan assets	7.00	7.50	7.75
Assumed long-term rate of annual compensation increases	4.50	4.50	5.00

The weighted average expected long-term rate of return on plan assets represents the average rate of return expected to be earned on plan assets over the period the benefits included in the benefit obligation are to be paid. In developing the expected rate of return, BB&T considers long-term compound annualized returns of historical market data for each asset category, as well as historical actual returns on the plan assets. Using this reference information, the Company develops forward-looking return expectations for each asset category and a weighted average expected long-term rate of return for the plan based on target asset allocations contained in BB&T's Investment Policy Statement. For 2017, the expected rate of return on plan assets is 7.0%.

Financial data relative to qualified and nonqualified defined benefit pension plans is summarized in the following tables for the years indicated. On the Consolidated Balance Sheets, the qualified pension plan prepaid asset is recorded as a component of other assets and the nonqualified pension plans accrued liability is recorded as a component of other liabilities. The data is calculated using an actuarial measurement date of December 31.

	Year Ended December 31,
	2016	2015	2014
	(Dollars in millions)
Net Periodic Pension Cost:
Service cost	$186	$176	$138
Interest cost	181	157	140
Estimated return on plan assets	(326)	(327)	(296)
Net amortization and other	80	67	17
Net periodic benefit cost	121	73	(1)

Pre-Tax Amounts Recognized in OCI:
Net actuarial loss (gain)	138	230	532
Net amortization	(80)	(67)	(17)
Net amount recognized in OCI	58	163	515
Total net periodic pension costs (income) recognized in total comprehensive income, pre-tax	$179	$236	$514

The following actuarial assumptions were used to determine benefit obligations:

	December 31,
	2016	2015
Weighted average assumed discount rate	4.43%	4.68%
Assumed rate of annual compensation increases	4.50	4.50

	Qualified Plans		Nonqualified Plans
	Year Ended December 31,		Year Ended December 31,
	2016	2015	2016	2015
	(Dollars in millions)
Projected benefit obligation, beginning of year	$3,473	$3,227	$392	$367
Service cost	174	164	12	12
Interest cost	163	141	18	16
Actuarial (gain) loss	152	(164)	15	(3)
Benefits paid	(94)	(80)	(11)	(15)
Acquisitions	71	185	—	15
Projected benefit obligation, end of year	$3,939	$3,473	$426	$392
Accumulated benefit obligation, end of year	$3,403	$2,997	$363	$309

	Qualified Plans		Nonqualified Plans
	Year Ended December 31,		Year Ended December 31,
	2016	2015	2016	2015
	(Dollars in millions)
Fair value of plan assets, beginning of year	$4,369	$4,223	$—	$—
Actual return on plan assets	356	(70)	—	—
Employer contributions	360	126	11	15
Benefits paid	(94)	(80)	(11)	(15)
Acquisitions	53	170	—	—
Fair value of plan assets, end of year	$5,044	$4,369	$—	$—
Funded status at end of year	$1,105	$896	$(426)	$(392)

The following are the pre-tax amounts recognized in AOCI:

	Qualified Plans		Nonqualified Plans
	Year Ended December 31,		Year Ended December 31,
	2016	2015	2016	2015
	(Dollars in millions)
Prior service credit (cost)	$—	$—	$(1)	$(2)
Net actuarial loss	(1,095)	(1,040)	(135)	(131)
Net amount recognized	$(1,095)	$(1,040)	$(136)	$(133)

The following table presents the amount expected to be amortized from AOCI into net periodic pension cost during 2017:

	Qualified Plans	Nonqualified Plans
	(Dollars in millions)
Net actuarial loss	$(66)	$(12)
Net amount expected to be amortized in 2017	$(66)	$(12)

BB&T makes contributions to the qualified pension plan in amounts between the minimum required for funding and the maximum amount deductible for federal income tax purposes. BB&T made discretionary contributions of $260 million during the first quarter of 2017. Management may make additional contributions in 2017. For the nonqualified plans, the employer contributions are based on benefit payments.

The following table reflects the estimated benefit payments for the periods presented:

	Qualified Plans	Nonqualified Plans
	(Dollars in millions)
2017	$104	$15
2018	115	16
2019	125	17
2020	137	18
2021	149	20
2022-2026	949	119

BB&T's primary total return objective is to achieve returns that, over the long term, will fund retirement liabilities and provide for the desired plan benefits in a manner that satisfies the fiduciary requirements of the Employee Retirement Income Security Act of 1974. The plan assets have a long-term time horizon that runs concurrent with the average life expectancy of the participants. As such, the Plan can assume a time horizon that extends well beyond a full market cycle, and can assume an above-average level of risk, as measured by the standard deviation of annual return. It is expected, however, that both professional investment management and sufficient portfolio diversification will smooth volatility and help to generate a reasonable consistency of return. The investments are broadly diversified among economic sector, industry, quality and size in order to reduce risk and to produce incremental return. Within approved guidelines and restrictions, investment managers have wide discretion over the timing and selection of individual investments.

BB&T periodically reviews its asset allocation and investment policy and makes changes to its target asset allocation. BB&T has established guidelines within each asset category to ensure the appropriate balance of risk and reward. For the year ended December 31, 2016, the target asset allocations for the plan assets included a range of 30% to 50% for U.S. equity securities, 11% to 18% for international equity securities, 35% to 53% for fixed income securities, and 0% to 14% for alternative investments, which include real estate, hedge funds and private equities. The plan may hold up to 10% of its assets in BB&T common stock.

The fair values of certain pension plan assets by asset category are reflected in the following table.

	December 31, 2016			December 31, 2015
	Total	Level 1	Level 2	Total	Level 1	Level 2
	(Dollars in millions)
Cash and cash-equivalents	$179	$179	$—	$266	$266	$—
U.S. equity securities	1,892	1,018	874	1,627	1,627	—
International equity securities	839	165	674	712	614	98
Fixed income securities	1,914	10	1,904	1,631	10	1,621
Total	$4,824	$1,372	$3,452	$4,236	$2,517	$1,719

Investments measured at fair value using the net asset value per share or equivalent as a practical expedient are not required to be classified in the fair value hierarchy. The pension plan held alternative investments valued using net asset values totaling $199 million and $115 million at December 31, 2016 and 2015, respectively.

U.S. equity securities included 3.0 million shares of BB&T common stock valued at $113 million at December 31, 2015. International equity securities include a common/commingled fund that consists of assets from several accounts, pooled together, to reduce management and administration costs. Total plan assets exclude accrued income of $21 million and $18 million at December 31, 2016 and 2015, respectively.

Defined Contribution Plans

BB&T offers a 401(k) Savings Plan and other defined contribution plans that permit employees to contribute from 1% to 50% of their cash compensation. For full-time employees who are 21 years of age or older with one year or more of service, BB&T makes matching contributions of up to 6% of the employee's compensation. BB&T's contribution expense for the 401(k) Savings Plan and nonqualified defined contribution plans totaled $129 million, $114 million and $103 million for the years ended December 31, 2016, 2015 and 2014, respectively. Certain employees of subsidiaries participate in the 401(k) Savings Plan with different matching formulas.

Other Benefits

There are various other employment contracts, deferred compensation arrangements and covenants not to compete with selected members of management and certain retirees. These plans and their obligations are not material to the financial statements.